Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SEASONS SERIES TRUST
SA Multi-Managed Large Cap Growth Portfolio
SA T. Rowe Price Growth Stock Portfolio
(each, a “Portfolio” and together, the “Portfolios”)
Supplement dated March 9, 2022 to each Portfolio’s Summary Prospectus,
Prospectus and Statement of Additional Information, each dated July 29, 2021, as supplemented and amended to date
At the Joint Special Meeting of Shareholders of the Portfolios held on March 2, 2022, shareholders of each Portfolio approved the proposal to change the Portfolios’ sub‑classification under the Investment Company Act of 1940 from “diversified” to “non‑diversified,” as described in the Portfolios’ Proxy Statement dated January 4, 2022.
Accordingly, effective March 15, 2022, the following changes are made to each Portfolio’s Summary Prospectus, the Portfolios’ Prospectus and the Portfolios’ Statement of Additional Information:
In the section of each Portfolio’s Summary Prospectus entitled “Principal Investment Strategies of the Portfolio” and in the sections of the Portfolios’ Prospectus entitled “Portfolio Summary: SA Multi-Managed Large Cap Growth Portfolio – Principal Investment Strategies of the Portfolio” and “Portfolio Summary: SA T. Rowe Price Growth Stock Portfolio – Principal Investment Strategies of the Portfolio,” the following is added:
The Portfolio is non‑diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.
In the section of each Portfolio’s Summary Prospectus entitled “Principal Risks of Investing in the Portfolio” and in the sections of the Portfolios’ Prospectus entitled “Portfolio Summary: SA Multi-Managed Large Cap Growth Portfolio – Principal Risks of Investing in the Portfolio” and “Portfolio Summary: SA T. Rowe Price Growth Stock Portfolio – Principal Risks of Investing in the Portfolio,” the following is added:
Non‑Diversification Risk. The Portfolio is organized as a “non‑diversified” fund. A non‑diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio’s risk is increased because the effect of each security on the Portfolio’s performance is greater.

SA Multi-Managed Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SEASONS SERIES TRUST
SA Multi-Managed Large Cap Growth Portfolio
(each, a “Portfolio” and together, the “Portfolios”)
Supplement dated March 9, 2022 to each Portfolio’s Summary Prospectus,
Prospectus and Statement of Additional Information, each dated July 29, 2021, as supplemented and amended to date
At the Joint Special Meeting of Shareholders of the Portfolios held on March 2, 2022, shareholders of each Portfolio approved the proposal to change the Portfolios’ sub‑classification under the Investment Company Act of 1940 from “diversified” to “non‑diversified,” as described in the Portfolios’ Proxy Statement dated January 4, 2022.
Accordingly, effective March 15, 2022, the following changes are made to each Portfolio’s Summary Prospectus, the Portfolios’ Prospectus and the Portfolios’ Statement of Additional Information:
In the section of each Portfolio’s Summary Prospectus entitled “Principal Investment Strategies of the Portfolio” and in the sections of the Portfolios’ Prospectus entitled “Portfolio Summary: SA Multi-Managed Large Cap Growth Portfolio – Principal Investment Strategies of the Portfolio” and “Portfolio Summary: SA T. Rowe Price Growth Stock Portfolio – Principal Investment Strategies of the Portfolio,” the following is added:
The Portfolio is non‑diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.
In the section of each Portfolio’s Summary Prospectus entitled “Principal Risks of Investing in the Portfolio” and in the sections of the Portfolios’ Prospectus entitled “Portfolio Summary: SA Multi-Managed Large Cap Growth Portfolio – Principal Risks of Investing in the Portfolio” and “Portfolio Summary: SA T. Rowe Price Growth Stock Portfolio – Principal Risks of Investing in the Portfolio,” the following is added:
Non‑Diversification Risk. The Portfolio is organized as a “non‑diversified” fund. A non‑diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio’s risk is increased because the effect of each security on the Portfolio’s performance is greater.

SA T. Rowe Price Growth Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SEASONS SERIES TRUST
SA T. Rowe Price Growth Stock Portfolio
(each, a “Portfolio” and together, the “Portfolios”)
Supplement dated March 9, 2022 to each Portfolio’s Summary Prospectus,
Prospectus and Statement of Additional Information, each dated July 29, 2021, as supplemented and amended to date
At the Joint Special Meeting of Shareholders of the Portfolios held on March 2, 2022, shareholders of each Portfolio approved the proposal to change the Portfolios’ sub‑classification under the Investment Company Act of 1940 from “diversified” to “non‑diversified,” as described in the Portfolios’ Proxy Statement dated January 4, 2022.
Accordingly, effective March 15, 2022, the following changes are made to each Portfolio’s Summary Prospectus, the Portfolios’ Prospectus and the Portfolios’ Statement of Additional Information:
In the section of each Portfolio’s Summary Prospectus entitled “Principal Investment Strategies of the Portfolio” and in the sections of the Portfolios’ Prospectus entitled “Portfolio Summary: SA Multi-Managed Large Cap Growth Portfolio – Principal Investment Strategies of the Portfolio” and “Portfolio Summary: SA T. Rowe Price Growth Stock Portfolio – Principal Investment Strategies of the Portfolio,” the following is added:
The Portfolio is non‑diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.
In the section of each Portfolio’s Summary Prospectus entitled “Principal Risks of Investing in the Portfolio” and in the sections of the Portfolios’ Prospectus entitled “Portfolio Summary: SA Multi-Managed Large Cap Growth Portfolio – Principal Risks of Investing in the Portfolio” and “Portfolio Summary: SA T. Rowe Price Growth Stock Portfolio – Principal Risks of Investing in the Portfolio,” the following is added:
Non‑Diversification Risk. The Portfolio is organized as a “non‑diversified” fund. A non‑diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio’s risk is increased because the effect of each security on the Portfolio’s performance is greater.